RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2011
RELATED PARTY TRANSACTIONS [Abstract]
RELATED PARTY TRANSACTIONS
17.   RELATED PARTY TRANSACTIONS

In July and October 2010, the Company purchased two 2010-built Capesize dry bulk carriers, Golden Future and Golden Zhejiang, from Golden Ocean. Golden Future was purchased for $47.0 million in cash and 1,464,515 shares with a value of $25.0 million. Golden Zhejiang was purchased for $47.0 million in cash and 973,684 shares with a value of $18.5 million. Both vessels were acquired with an existing time charter and $3.3 million of the purchase price for the Golden Zhejiang has been attributed to the value of the time charter.

Management fees, which represent a commission of 1.25% of gross freight earned by the dry bulk carriers, of $0.5 million were invoiced by Golden Ocean and paid by the Company during each of 2011 and 2010. As of December 31, 2011, $0.3 million was payable to Golden Ocean. At December 31, 2010, $69,000 was due from Golden Ocean. On December 22, 2011 and December 29, 2010, 23,298 and 14,786 RSUs, respectively, were issued to Golden Ocean Management (Bermuda) Limited, a wholly-owned subsidiary of Golden Ocean.